Investment Strategy	Nov. 25, 2025
Astor Dynamic Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests predominantly in exchange-traded funds (“ETFs”) that each invest primarily in domestic or foreign (1) equity securities, (2) fixed-income securities, (3) alternative/specialty securities or (4) cash equivalents. The Fund defines equity securities to include ETFs that invest primarily in equity securities, such as common and preferred stocks. The Fund defines fixed-income securities to include ETFs that invest primarily in fixed-income securities, such as bonds, notes and debentures. The Fund defines alternative and specialty securities to include ETFs that invest in commodities, foreign currencies and real estate investment trusts (“REITs”), as well as inverse ETFs (ETFs designed to produce returns that are opposite to those of the index to which they are linked). Pursuant to the Fund’s principal investment strategies, the Fund invests its assets across multiple asset classes by investing in ETFs that each invest primarily in securities of domestic issuers of varying market capitalizations. While the percentage invested in each asset class will change over time, the Fund invests primarily in equity securities and fixed income securities (as defined above). With respect to fixed income securities, the Fund invests primarily in those rated BBB- or higher by Standard and Poor’s Rating Group or similarly rated by another nationally recognized statistical rating organization (“NRSRO”). The Fund may invest in fixed income securities of any credit quality (including high yield or “junk” bonds) and any maturity. Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) measured at the time of purchase in ETFs.

Beacon Capital Management, Inc. the Fund’s investment adviser, uses a tactical asset allocation strategy based on a proprietary macroeconomic model and investment philosophy to select assets that it believes have the potential to generate the most appropriate risk-adjusted returns in the given economic environment. In managing the Fund’s portfolio, the adviser may engage in frequent trading of securities, resulting in a high portfolio turnover rate.

The model is based upon the Beacon Economic Index which takes economic data points focused on: (1) employment and (2) output to determine what the adviser believes is the current level of the economy. Additional indicators such as market conditions and price momentum are also used. The adviser uses these outputs to allocate assets and rebalance the Fund’s investment portfolio at an appropriate level for the economic and market risk environment with the goal of achieving positive returns throughout economic cycles. The adviser seeks to use macroeconomic analysis as a risk control in order to mitigate the impact of large negative returns (commonly referred to as drawdowns) typically experienced during periods of weak economic activity.

The adviser anticipates rebalancing the Fund’s portfolio based upon the adviser’s determination of changes in the economic cycle as well as other proprietary indicators. By using economic cycle-driven rebalancing, the adviser seeks to provide positive returns during economic expansions by increasing the portfolio allocation to long equity ETFs linked to broad market indices, such as the S&P 500 Index. During economic contractions, the adviser will utilize defensive positioning, by increasing portfolio allocations to cash, fixed-income ETFs and alternative/specialty ETFs including those providing inverse market exposure. Inverse ETFs are designed to hedge portfolio investments by producing results opposite to market trends. Inverse ETFs seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark, such as the S&P 500 Index. Alternative or specialty ETFs are selected to provide positive returns and diversification. These may include ETFs linked to commodities, such as oil or gold, as well as ETFs focused on specific industries such as real estate, or focused on economic segments such as foreign currencies.

Astor Sector Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests predominantly in exchange-traded funds (“ETFs”) that each invest primarily in (1) equity securities, (2) fixed-income securities, or (3) cash equivalents. The Fund defines equity securities to include ETFs that invest primarily in equity securities, such as common and preferred stocks. The Fund defines fixed-income securities to include ETFs that invest primarily in fixed-income securities, such as bonds, notes and debentures. Pursuant to the Fund’s principal investment strategies, the Fund invests its assets in equity and fixed income ETFs that each invest primarily in domestic issuers of varying market capitalizations. While the Fund expects to primarily hold equity securities, it may reduce its equity security exposure and may, from time to time, not have any investment exposure to equity securities, depending on market conditions. With respect to fixed income securities, the Fund invests primarily in those rated BBB- or higher by Standard and Poor’s Rating Group or similarly rated by another nationally recognized statistical rating organization (“NRSRO”). The Fund may invest in fixed income securities of any credit quality (including high yield or “junk” bonds) and any maturity. Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) measured at the time of purchase in ETFs.

The Fund is named to reflect its investment strategy – “sector allocation.” The Fund’s adviser seeks capital appreciation through a tactical asset allocation strategy based on its proprietary macroeconomic model and investment philosophy that it believes have the potential to generate positive returns and manage risk in the given economic environment.

The adviser’s investment model, which looks at the GICS universe of sectors to measure quantitative data, focuses on identifying the relative strength of various market sectors by analyzing data inputs including: (1) employment, (2) economic output (through gross domestic product or GDP), as well as (3) overall market conditions (such as price momentum). Based upon the inputs, the adviser seeks to overweight the sectors with the strongest economic and market signals while holding underweight allocations for the weaker sectors. The adviser tactically allocates assets among various sectors and market segments to rebalance the Fund’s investment portfolio according to the economic environment with the goal of achieving capital appreciation and lower drawdowns throughout full economic cycles.

The adviser anticipates rebalancing the Fund’s portfolio based upon the adviser’s determination of changes in the economic cycle as well as other proprietary indicators. By balancing the Fund’s portfolio based on economic cycles, the adviser seeks to invest in those sectors and market categories with the highest potential for positive returns during periods of relative economic strength while de-allocating from equities and utilizing defensive positioning such as allocations to cash and fixed-income ETFs when economic and market environments weaken. In managing the Fund’s portfolio, the adviser may engage in frequent portfolio transactions, resulting in a high portfolio turnover rate.